Shareholders' equity - Restricted stock unit (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) EquityInstruments shares	Dec. 31, 2017 USD ($) EquityInstruments
Bottom
Stock-based payments
Target settlement range 0% to 100%	0.00%
Top
Stock-based payments
Target settlement range 0% to 100%	100.00%
Restricted Share Units
Stock-based payments
Number of shares for each RSU vests | shares	1
Fair value of RSUs granted	$ 3.4	$ 3.3
Number of trading days immediately preceding the date of conversion or award grant for determining fair value	5 days
Stock-based compensation expenses	$ 2.6	1.5
Capitalised to royalty, stream and working interest	0.5	0.3
Total unrecognized non-cash stock-based compensation expense	$ 5.4	$ 5.3
Expected to be recognized over weighted average period	2 years 1 month 6 days	1 year 6 months
Performance based RSU
Stock-based payments
Vesting period	3 years
Granted | EquityInstruments	24,724	21,095
Time-based RSU
Stock-based payments
Vesting period	3 years
Granted | EquityInstruments	24,341	20,745